RELATED PARTY DISCLOSURE	12 Months Ended
Mar. 31, 2024
Related party [Abstract]
RELATED PARTY DISCLOSURE	RELATED PARTY DISCLOSURE
The Company has an agreement with a shareholder, Mason Capital Management, LLC (“Mason Capital”), pursuant to which Mason Capital agreed to provide ATS with ongoing strategic and capital markets advisory services for an annual fee of U.S. $500. As part of the agreement, Michael Martino, a member of the Company’s Board of Directors who is associated with Mason Capital has waived any fees to which he may have otherwise been entitled for serving as a member of the Board or as a member of any committee of the Board.

The compensation of the Board and key management personnel is determined by the Board on recommendation from the Human Resources Committee of the Board:

For the years ended	March 31 2024	March 31 2023
Short-term employee benefits	$5,710	$5,103
Fees	677	662
Stock-based compensation (i)	6,242	18,487
Post-employment benefits	59	57
Total remuneration	$12,688	$24,309
(i) Stock-based compensation includes approximately $(6,700) (March 31, 2023 - approximately $13,400) related to changes in the fair value of cash-settled plans due to the decrease in the Company’s share price during the year.

The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel.